Crypto assets held	12 Months Ended
Mar. 31, 2025
Crypto Assets [Abstract]
Crypto assets held	Crypto assets held
Under IFRS, there are no accounting standards specifically related to the transactions of crypto assets. However, cryptocurrencies holdings were discussed by the IFRIC in its June 2019 meeting in the “committee’s agenda decisions” part. The agenda decisions part relating to “Holdings of Cryptocurrencies” did not specifically address as to when an entity has control over crypto assets. Thus, in order to determine the accounting treatment, the Company follows the requirements of IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, and refers to the “Conceptual Framework for Financial Reporting” and standards related to similar matters. In this context, the
Company considers various factors to evaluate whether the Company has control for accounting purposes over crypto assets and accounts for these transactions accordingly.
The Company’s holdings of crypto assets considered to be controlled by the Company for accounting purposes are presented as part of crypto assets held in the consolidated statements of financial position. However, the Company’s holdings of crypto assets deposited by customers and considered not to be controlled by the Company are not recognized as crypto assets held in the consolidated statements of financial position. see Note 2 (5) “Changes in accounting policies.”
Crypto assets deposited by customers include cryptocurrencies and NFTs. Crypto assets deposited by customers are mainly held in electronic wallets administered by the Company in the same way as the Company’s holdings of crypto assets in its own accounts. Although the Company has the private keys that are necessary to dispose of crypto assets deposited by customers, the Company is obligated to purchase and sell crypto assets under the instructions of the customers based on the contractual arrangement with the customers, and the use of the private keys without permission from customers is strictly prohibited. Additionally, in terms of cryptocurrencies, following the requirements of the “Payment Services Act,” “Cabinet Office Order on Virtual Currency Exchange Service
Providers” and other laws and regulations, the Company segregates cryptocurrencies deposited by customers from those of the Company in its own accounts and manages each of the customers’ balances. Regarding NFTs, there are no clear legal regulations in Japan as of March 31, 2025, and NFTs deposited by customers are held in hot wallets.
NFTs deposited by customers are recorded in the Company’s database and internal records in the account of the depositing customers. Therefore, the economic benefits and risks related to crypto assets deposited by customers, including cryptocurrencies and NFTs, belong, in principle and as matter of contract, to the customers, and the
Company is not exposed to risks of significant changes in the fair value of these crypto assets. However, legal rights regarding crypto assets may not be entirely clear, and there may be a possibility that crypto assets deposited by customers would be dealt with in the same manner as crypto assets of the Company in its own accounts at the liquidation of the Company, although Article 63-19-2 of Japan’s Payment Services Act provides that customers have preferential repayment rights with respect to Deposited Crypto Assets and Redemption Guarantee Crypto Assets (as
defined in the Payment Services Act) in the event of the bankruptcy of a crypto asset exchange service provider.
The accounting policies and balances of the Company’s crypto assets by holding purpose are as follows:
(1)Crypto assets held (current assets)
Out of the holdings of cryptocurrencies that are considered to be controlled by the Company for accounting purposes, cryptocurrencies for facilitating customer transactions are recognized as inventories in the consolidated statements of financial position according to provisions of IAS 2, Inventories, as the Company has the ability to direct the use of these cryptocurrencies and the economic benefits resulting from sales attribute to the Company. As of March 31, 2024 and 2025, the carrying amounts were ¥44,207 million and ¥44,680 million, respectively. These amounts are calculated based on the fair value less costs to sell at the end of the reporting period. See Note 25 “Fair value measurement.”
(2)Crypto assets held (noncurrent assets)
Crypto assets held (noncurrent assets) are recognized as intangible assets with indefinite useful lives which are not amortized. There is no foreseeable limit to the period over which the future cash flows of crypto assets held
(noncurrent assets) would be generated as the future cash flows cannot be reliably estimated. The useful lives of crypto assets held (noncurrent assets) are regarded as indefinite accordingly. They are reported at the acquisition cost less accumulated impairment losses. As of March 31, 2024, and March 31, 2025, the carrying amounts were ¥0 million and ¥43 million, respectively.
During the years ended March 31, 2024, and 2025, no impairment losses were recognized.
The changes in crypto assets held (non-current assets) are as follows:

(In millions)
Crypto assets held(non-current assets)	Cryptocurrency	NFT	Total
As of March 31, 2023	¥24	¥19	¥43
Additions (not by business combination)	330	—	330
Disposals	(354)	(19)	(374)
As of March 31, 2024	—	—	—
Additions (by business combination)	21	—	21
Additions (not by business combination)	458	—	458
Disposals	(435)	—	(435)
As of March 31, 2025	¥43	¥—	¥43